Other assets - Summary Of Detailed Information About Other Assets (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Non-current
Prepaid expenses		₨ 7,079		₨ 3,417
Costs to obtain contract	[1]	3,128		3,413
Costs to fulfil contract	[2]	295		337
Others (Refer to Note 35)		4,324		8,768
Non-current non-financial asset		14,826	$ 195	15,935
Current
Prepaid expenses		15,839		12,121
Due from officers and employees		251		105
Advance to suppliers		3,179		3,199
Balance with GST and other authorities		7,566		7,903
Costs to obtain contract	[1]	820		759
Costs to fulfil contract	[2]	55		53
Others		1,223		783
Current non-financial asset		28,933	$ 381	24,923
Total		₨ 43,759		₨ 40,858

[1]	Costs to obtain contract amortization of ₹ 1,237, ₹ 1,257 and ₹ 902 during the year ended March 31, 2020, 2021 and 2022 respectively.
[2]	Costs to fulfil contract amortization of ₹ Nil, ₹ Nil and ₹ 54 during the year ended March 31, 2020, 2021 and 2022 respectively.